Business Segment Reporting - Narrative (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total notes payable	$ 12,339,950,000	$ 11,602,105,000
USDA Guarantees [Member]
Segment Reporting Information [Line Items]
Assets at fair value	1,700,000,000
Total notes payable	375,000,000
Preferred Stock outstanding	250,000,000
Common Stock outstanding	$ 1,000,000,000